LONG-TERM LOANS (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Debt Instrument [Line Items]
Loans Payable to Bank	$ 32,006	$ 15,644
Less: current portion	(15,231)	(15,210)
Long-term bank loans	16,775	434
MYR-denominated loans [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	741	596
SGD-denominated loans [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	44	113
US Dollar Denominated Loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	15,000	$ 14,935
RMB Denominated Loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	$ 16,221